UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03380

Legg Mason Capital Management Value Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

FORM N-Q

JULY 31, 2011

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 2.3%
Ford Motor Co.	4,443,100	$54,250,251	*
General Motors Co.	830,420	22,986,026	*

Total Automobiles		77,236,277

Hotels, Restaurants & Leisure - 1.8%
Yum! Brands Inc.	1,133,850	59,889,957

Internet & Catalog Retail - 2.7%
Amazon.com Inc.	400,000	89,008,000	*

Media - 2.3%
Time Warner Inc.	2,200,000	77,352,000

Multiline Retail - 2.1%
Target Corp.	1,400,000	72,086,000

Specialty Retail - 1.5%
Best Buy Co. Inc.	1,816,200	50,127,120

TOTAL CONSUMER DISCRETIONARY		425,699,354

CONSUMER STAPLES - 8.6%
Beverages - 1.9%
PepsiCo Inc.	1,004,800	64,347,392

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	1,800,000	65,430,000

Household Products - 2.8%
Procter & Gamble Co.	1,500,000	92,235,000

Tobacco - 1.9%
Philip Morris International Inc.	900,000	64,053,000

TOTAL CONSUMER STAPLES		286,065,392

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
BP PLC, ADR	1,900,000	86,336,000
Chevron Corp.	750,000	78,015,000
ConocoPhillips	1,200,000	86,388,000

TOTAL ENERGY		250,739,000

FINANCIALS - 22.3%
Capital Markets - 3.8%
BlackRock Inc.	450,000	80,307,000
Morgan Stanley	2,166,867	48,212,791

Total Capital Markets		128,519,791

Commercial Banks - 2.8%
Wells Fargo & Co.	3,300,000	92,202,000

Consumer Finance - 2.2%
American Express Co.	1,500,000	75,060,000

Diversified Financial Services - 7.2%
Bank of America Corp.	6,988,400	67,857,364
Citigroup Inc.	2,200,000	84,348,000
JPMorgan Chase & Co.	2,200,000	88,990,000

Total Diversified Financial Services		241,195,364

Insurance - 4.3%
AFLAC Inc.	1,500,000	69,090,000
MetLife Inc.	1,800,000	74,178,000

Total Insurance		143,268,000

Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management Inc.	4,000,000	67,120,000

TOTAL FINANCIALS		747,365,155

HEALTH CARE - 15.4%
Biotechnology - 3.6%
Celgene Corp.	800,000	47,440,000	*
Gilead Sciences Inc.	1,700,000	72,012,000	*

Total Biotechnology		119,452,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY		SHARES	VALUE
Health Care Equipment & Supplies - 1.6%
Medtronic Inc.		1,500,000	$54,075,000

Health Care Providers & Services - 4.2%
Aetna Inc.		1,700,000	70,533,000
UnitedHealth Group Inc.		1,400,000	69,482,000

Total Health Care Providers & Services			140,015,000

Pharmaceuticals - 6.0%
Abbott Laboratories		1,000,000	51,320,000
Johnson & Johnson		900,000	58,311,000
Merck & Co. Inc.		800,000	27,304,000
Pfizer Inc.		3,400,000	65,416,000

Total Pharmaceuticals			202,351,000

TOTAL HEALTH CARE			515,893,000

INDUSTRIALS - 5.9%
Airlines - 1.8%
United Continental Holdings Inc.		3,300,000	59,796,000	*

Industrial Conglomerates - 2.7%
General Electric Co.		5,000,000	89,550,000

Road & Rail - 1.4%
Norfolk Southern Corp.		650,000	49,205,000

TOTAL INDUSTRIALS			198,551,000

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 4.4%
Cisco Systems Inc.		4,823,800	77,036,086
QUALCOMM Inc.		1,300,000	71,214,000

Total Communications Equipment			148,250,086

Computers & Peripherals - 8.5%
Apple Inc.		300,000	117,144,000	*
EMC Corp.		3,100,000	80,848,000	*
Hewlett-Packard Co.		2,501,900	87,966,804

Total Computers & Peripherals			285,958,804

Internet Software & Services - 2.6%
eBay Inc.		2,600,000	85,150,000	*

IT Services - 2.3%
International Business Machines Corp.		425,000	77,286,250

Semiconductors & Semiconductor Equipment - 4.2%
Intel Corp.		3,422,032	76,413,974
Texas Instruments Inc.		2,200,000	65,450,000

Total Semiconductors & Semiconductor Equipment			141,863,974

Software - 3.4%
Microsoft Corp.		4,100,000	112,340,000

TOTAL INFORMATION TECHNOLOGY			850,849,114

UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 1.8%
AES Corp.		4,896,056	60,270,449	*

TOTAL COMMON STOCKS (Cost - $2,598,016,630)			3,335,432,464

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Co. (Cost - $11,142,664)	4.750%	237,740	10,985,966

See Notes to Schedule of Investments.

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LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,609,159,294)				$3,346,418,430

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Bank of America repurchase agreement dated 7/29/11; Proceeds at maturity - $4,112,005; (Fully collateralized by U.S. government agency obligations, 0.120% due 2/27/12; Market value - $4,199,020)	0.100%	8/1/11	$4,111,971	4,111,971
Goldman Sachs & Co. repurchase agreement dated 7/29/11; Proceeds at maturity - $4,112,023; (Fully collateralized by U.S. government agency obligations, 1.000% due 4/25/13; Market value - $4,205,969)	0.150%	8/1/11	4,111,972	4,111,972

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,223,943)				8,223,943

TOTAL INVESTMENTS - 100.1% (Cost - $2,617,383,237#)				3,354,642,373
Liabilities in Excess of Other Assets - (0.1)%				(4,747,572)

TOTAL NET ASSETS - 100.0%				$3,349,894,801

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Value Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$3,335,432,464	—	—	$3,335,432,464
Convertible preferred stocks	10,985,966	—	—	10,985,966

Total long-term investments	$3,346,418,430	—	—	$3,346,418,430

Short-term investments†	—	$8,223,943	—	8,223,943

Total investments	$3,346,418,430	$8,223,943	—	$3,354,642,373

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian,

4

Notes to Schedule of Investments (unaudited) (continued)

acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$835,977,817
Gross unrealized depreciation	(98,718,681)

Net unrealized appreciation	$737,259,136

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated companies

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2011:

	Affiliate Value at 10/31/2010	Purchased		Sold		Dividend Income	Affiliate Value at 7/31/2011	Realized Loss
		Cost	Shares	Cost	Shares
Eastman Kodak Co.	$85,924,530	—	—	622,355,158	18,243,000		—	$(551,334,343)

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Value Trust, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011